Consolidated Statements of Earnings - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Revenue	$ 12,126,793	$ 12,164,115
Operating expenses
Costs of services, selling and administrative	10,178,164	10,302,068
Acquisition-related and integration costs	7,371	76,794
Restructuring costs	0	155,411
Net finance costs	106,798	114,474
Foreign exchange gain	(3,532)	(899)
Operating expenses	10,288,801	10,647,848
Earnings before income taxes	1,837,992	1,516,267
Income tax expense	468,920	398,405
Net earnings	$ 1,369,072	$ 1,117,862
Earnings per share
Basic earnings per share (CAD per share)	$ 5.50	$ 4.27
Diluted earnings per share (CAD per share)	$ 5.41	$ 4.20